DEBT (Long-term Debt, Net of Unamortized Discounts or Premiums) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Weighted average interest rate on long-term debt	4.56%	4.56%
Long-term debt	$ 2,170	$ 2,170
Less: Current maturities of long-term debt	(575)	0
Long-term debt, noncurrent	1,595	2,170
Senior Unsecured Long-Term Notes and Debentures; 5.00%, $575 Due January 2015 [Member]
Debt Instrument [Line Items]
Weighted average interest rate on long-term debt	5.00%	5.00%
Face value	575	575
Long-term debt	575	575
Senior Unsecured Long-Term Notes and Debentures; 3.55%, $300 Due November 2015 [Member]
Debt Instrument [Line Items]
Weighted average interest rate on long-term debt	3.55%	3.55%
Face value	300	300
Long-term debt	300	300
Senior Unsecured Long-Term Notes and Debentures; 5.95%, $400 Due October 2017 [Member]
Debt Instrument [Line Items]
Weighted average interest rate on long-term debt	5.95%	5.95%
Face value	400	400
Long-term debt	399	399
Senior Unsecured Long-Term Notes and Debentures; 3.80%, $300 Due November 2021 [Member]
Debt Instrument [Line Items]
Weighted average interest rate on long-term debt	3.80%	3.80%
Face value	300	300
Long-term debt	298	298
Senior Unsecured Long-Term Notes and Debentures; 3.05%, $600 due September 2022 [Member]
Debt Instrument [Line Items]
Weighted average interest rate on long-term debt	3.05%	3.05%
Face value	600	600
Long-term debt	$ 598	$ 598